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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05646
                                   ---------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 William Street, Suite 100         Wellesley, Massachusetts        02481
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street, Suite 100   Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------------------

Date of fiscal year end:         October 31, 2009
                            --------------------------

Date of reporting period:        April 30, 2009
                            --------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                 [LOGO OMITTED]

                                  NEW CENTURY
                                   PORTFOLIOS

                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                            NEW CENTURY OPPORTUNISTIC
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES

                               SEMI-ANNUAL REPORT
                         Six Months Ended April 30, 2009
                                   (Unaudited)

                40 WILLIAM STREET, SUITE 100, WELLESLEY MA 02481
                   781-239-0445 888-639-0102 FAX 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER TO SHAREHOLDERS                                           1-2


PORTFOLIO INFORMATION                                                        3-7


NEW CENTURY PORTFOLIOS

     Schedules of Investments                                               8-17

     Statements of Assets and Liabilities                                     18

     Statements of Operations                                                 19

     Statements of Changes in Net Assets                                   20-22

     Financial Highlights                                                  23-27

     Notes to Financial Statements                                         28-36

     About Your Portfolio's Expenses                                       37-39

LETTER TO SHAREHOLDERS                                                 JUNE 2009
================================================================================

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2009. This Report contains important financial information for each of the New Century Portfolios. For additional information, I invite you to visit our website at www.newcenturyportfolios.com.

During the six-month period ended April 30, 2009, the equity markets tested, and eventually exceeded, the 2008 low that was set in late November. In early March of this year, just when the declining markets were poised to crack the resolve of the most-seasoned investor, the markets bottomed and reversed course. As of April 30th, the markets, as signified by the S&P 500(R) Composite Index, rallied approximately 29% from the March 9th low. Although we anticipate future volatility, we believe that the government's stimulus programs and the Federal Reserve's aggressive monetary policies are building a base for economic recovery.

During the six-month period ended April 30, 2009, the New Century Capital Portfolio reduced its cash position and increased its allocation to the international and large-cap sectors. The Portfolio continued to increase allocations to the consumer staples and biotech sectors. During the period, the New Century Capital Portfolio declined 3.91% as compared to the S&P 500(R) Composite Index which declined 8.53%.

The New Century Balanced Portfolio decreased its cash position and increased its holdings in the government bond funds sector. During the period, the New Century Balanced Portfolio gained 1.91%, as compared to the S&P 500(R) Composite Index which declined 8.53% and the Barclays Capital Intermediate Government/Credit Index which gained 6.73%.

The New Century Opportunistic Portfolio reduced its cash position and increased exposure to the large-cap, biotech and consumer staples sectors. The Portfolio also added a position in gold through the purchase of an ETF. During this period, New Century Opportunistic Portfolio declined 3.39% as compared to the Russell 3000 Growth Index which declined 1.68%.

The New Century International Portfolio maintained its allocations in each of its geographic sectors with small increases to the European and the Latin America sectors. During the period, foreign markets continued to outperform the U.S. markets and the emerging foreign markets continued to outperform the developed foreign markets. Our long-term view on Latin America, India, China and the Pacific Rim is positive. During the period, the New Century International Portfolio remained flat, declining 0.14%. The international equity markets, as measured by the MSCI EAFE Index, declined 2.64%.

The New Century Alternative Strategies Portfolio increased its allocation to the high yield/fixed income category to take advantage of historically high credit spreads and decreased its allocation to the merger arbitrage category given limited merger activity. The Portfolio maintained diversified positions in ten distinct investment categories. New Century Alternative Strategies Portfolio declined 0.29% during the period, as compared to the Barclays Capital Intermediate Government/Credit Index, which gained 6.73% and the S&P 500(R) Composite Index which declined 8.53%.

Although we are beginning to see the early signs of an economic recovery, we remain cautious.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

INVESTORS SHOULD TAKE INTO CONSIDERATION THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE NEW CENTURY PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THESE DETAILS AND OTHER INFORMATION AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PORTFOLIO AND OPINIONS EXPRESSED HEREIN ARE SUBJECT TO CHANGE.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

                           Large-Cap Funds - 40.0%
                           Sector Funds - 19.0%
                           International Funds - 13.9%
                           Mid-Cap Funds - 12.3%
                           Small-Cap Funds - 8.1%
                           Cash Equivalents - 6.7%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    % OF NET ASSETS
----------------------------------------                ---------------
American Funds Growth Fund of America - Class A               8.7%
iShares Dow Jones U.S. Energy Sector Index                    5.8%
iShares S&P MidCap 400 Value Index                            5.1%
Marsico 21st Century                                          5.0%
iShares MSCI Emerging Markets Index                           4.8%
Amana Trust Income                                            4.6%
Fidelity Capital Appreciation                                 4.4%
iShares S&P 500 Growth Index                                  4.0%
Vanguard 500 Index - Investor Shares                          3.7%
Goldman Sachs Growth Opportunities - Class A                  3.6%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

                           Government Bond Funds - 16.8%
                           Sector Funds - 16.1%
                           Large-Cap Funds - 12.0%
                           Worldwide Bond Funds - 9.5%
                           International Funds - 9.3%
                           Corporate Bond Funds - 8.1%
                           High Quality Bond Funds - 6.5%
                           Mid-Cap Funds - 5.1%
                           Small-Cap Funds - 4.2%
                           High Yield Bond Funds - 3.2%
                           Convertible Bond Funds - 2.4%
                           Cash Equivalents - 6.8%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    % OF NET ASSETS
----------------------------------------                ---------------
Loomis Sayles Bond - Institutional Class                      8.1%
Templeton Global Bond - Class A                               7.5%
American Century Target Maturites Trust
   Series 2015 - Investor Class                               7.2%
First Eagle Global - Class A                                  6.6%
iShares S&P 500 Index                                         5.2%
Dodge & Cox Income                                            4.8%
S&P MidCap 400 Depositary Receipts                            4.3%
American Funds AMCAP - Class A                                3.9%
Fidelity Select Utilities Growth                              3.5%
iShares Dow Jones U.S. Energy Sector Index                    3.4%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

                           Sector Funds - 43.9%
                           Large-Cap Funds - 27.6%
                           Mid-Cap Funds - 9.4%
                           Small-Cap Funds - 7.2%
                           Cash Equivalents - 11.9%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    % OF NET ASSETS
----------------------------------------                ---------------
iShares S&P 500 Growth Index                                 17.6%
S&P MidCap 400 Depositary Receipts                            9.4%
Technology Select Sector SPDR                                 7.3%
iShares S&P 500 Value Index                                   6.8%
iShares S&P North American Natural Resources Index            6.3%
iShares MSCI Emerging Markets Index                           6.1%
iShares S&P SmallCap 600 Growth Index                         5.2%
PowerShares Dynamic Food & Beverage                           4.4%
PowerShares Dynamic Pharmaceuticals                           4.1%
iShares Dow Jones U.S. Energy Sector Index                    3.5%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

                           Europe Funds - 25.9%
                           Americas Funds - 24.8%
                           Diversified Funds - 22.5%
                           Asia/Pacific Funds - 16.9%
                           Emerging Markets Funds - 5.0%
                           Cash Equivalents - 4.9%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    % OF NET ASSETS
----------------------------------------                ---------------
iShares S&P Latin America 40 Index                            6.6%
Fidelity Canada                                               6.3%
PowerShares DB U.S. Dollar Index Bullish                      5.9%
iShares MSCI Germany Index                                    5.6%
iShares FTSE/Xinhua China 25 Index                            5.1%
iShares MSCI United Kingdom Index                             4.1%
iShares MSCI EAFE Index                                       4.1%
Vanguard European Stock ETF                                   3.8%
iShares S&P Global Energy Sector Index                        3.7%
iShares MSCI Switzerland Index                                3.4%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                              [PIE CHART OMITTED]

                           Long/Short Equity Funds - 17.5%
                           Asset Allocation Funds - 13.7%
                           Global Macro Funds - 13.1%
                           Merger Arbitrage Funds - 12.1%
                           Natural Resources Funds - 8.6%
                           High Yield/Fixed Income Funds - 8.6%
                           Option Hedged Funds - 5.7%
                           Deep Value/Distressed Securities Funds - 5.5% Real Estate Funds - 4.6%
                           Convertible Arbitrage Funds - 4.0%
                           Structured Notes - 4.4%
                           Cash Equivalents - 2.2%

TOP TEN LONG-TERM HOLDINGS
--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                     % OF NET ASSETS
----------------------------------------                 --------------
First Eagle Global - Class A                                  5.1%
Hussman Strategic Growth                                      4.7%
Merger                                                        4.5%
Gateway - Class A                                             4.3%
Calamos Market Neutral Income - Class A                       4.0%
Arbitrage - Class R                                           3.8%
FPA Crescent - Class I                                        3.6%
Leuthold Core Investment                                      3.4%
BlackRock Global Allocation - Class A                         3.3%
Diamond Hill Long-Short - Class I                             2.7%

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.3%                             SHARES        VALUE
--------------------------------------------------------------------------------
LARGE-CAP FUNDS -- 40.0%
Amana Trust Income ................................      144,671   $  3,356,365
American Funds AMCAP - Class A (b) ................      154,520      2,008,765
American Funds Growth Fund of America - Class A ...      298,067      6,429,307
Fidelity Capital Appreciation .....................      202,540      3,260,895
iShares Russell 1000 Growth Index (a) .............          235          9,080
iShares Russell 1000 Value Index (a) ..............       28,800      1,296,288
iShares S&P 500 Growth Index (a) ..................       64,900      2,944,513
iShares S&P 500 Index (a) .........................       17,350      1,522,116
iShares S&P 500 Value Index (a) ...................       51,500      2,139,310
Marsico 21st Century ..............................      405,656      3,699,584
Vanguard 500 Index - Investor Shares ..............       34,231      2,754,256
                                                                   ------------
                                                                     29,420,479
                                                                   ------------
SECTOR FUNDS -- 19.0%
Biotech HOLDRs Trust (a) ..........................       11,700      1,036,854
Consumer Staples Select Sector SPDR (a) ...........       74,200      1,632,400
Fidelity Select Utilities Growth ..................       71,234      2,573,671
iShares Dow Jones U.S. Energy Sector Index (a) ....      156,200      4,259,574
iShares Dow Jones U.S. Transportation
   Average Index (a) ..............................        7,500        421,500
iShares S&P North American Natural Resources
   Index (a) ......................................       31,800        817,260
PowerShares Dynamic Biotechnology & Genome (a) (b)        58,600        755,354
PowerShares Dynamic Food & Beverage (a) ...........       77,200        985,844
PowerShares Dynamic Pharmaceuticals (a) ...........       59,300        828,421
SPDR Gold Trust (a) (b) ...........................        8,000        698,160
                                                                   ------------
                                                                     14,009,038
                                                                   ------------
INTERNATIONAL FUNDS -- 13.9%
First Eagle Global - Class A ......................       63,341      2,071,876
iShares MSCI EAFE Growth Index (a) ................       34,600      1,442,128
iShares MSCI EAFE Index (a) .......................       40,200      1,685,184
iShares MSCI EAFE Value Index (a) .................       39,000      1,507,740
iShares MSCI Emerging Markets Index (a) ...........      124,200      3,558,330
                                                                   ------------
                                                                     10,265,258
                                                                   ------------
MID-CAP FUNDS -- 12.3%
Goldman Sachs Growth Opportunities - Class A (b) ..      186,024      2,662,008
iShares S&P MidCap 400 Growth Index (a) ...........       18,000      1,079,640
iShares S&P MidCap 400 Value Index (a) ............       73,000      3,721,540
Janus Orion .......................................      117,617        843,315
S&P MidCap 400 Depositary Receipts (a) ............        7,200        732,528
                                                                   ------------
                                                                      9,039,031
                                                                   ------------
SMALL-CAP FUNDS -- 8.1%
Buffalo Small Cap (b) .............................       58,258      1,068,460
iShares S&P SmallCap 600 Growth Index (a) .........       54,600      2,418,780
iShares S&P SmallCap 600 Value Index (a) ..........       53,700      2,484,162
                                                                   ------------
                                                                      5,971,402
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $72,390,394) .....                $ 68,705,208
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 6.8%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) -
   Institutional Class, 0.30% (c) (Cost $5,009,029)    5,009,029   $  5,009,029
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
   (Cost $77,399,423) .............................                $ 73,714,237

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...                     (56,555)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 73,657,682
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.2%                             SHARES       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BOND FUNDS -- 16.8%
American Century Target Maturities
   Trust Series 2015 - Investor Class .............       42,174   $  4,039,003
iShares Barclays 3-7 Year Treasury Bond (a) .......        5,000        565,150
iShares Barclays 7-10 Year Treasury Bond (a) ......        6,700        627,589
iShares Barclays Aggregate Bond (a) ...............       10,000      1,016,400
ProShares UltraShort 20+ Year Treasury (a) ........       28,000      1,380,680
Rydex Inverse Government Long Bond
   Strategy - Investor Class (b) ..................       92,984      1,357,559
Vanguard Inflation-Protected
   Securities - Investor Shares ...................       41,736        496,244
                                                                   ------------
                                                                      9,482,625
                                                                   ------------
SECTOR FUNDS -- 16.1%
Biotech HOLDRs Trust (a) ..........................        7,600        673,512
Consumer Staples Select Sector SPDR (a) ...........       54,000      1,188,000
Fidelity Select Utilities Growth ..................       55,287      1,997,515
iShares Dow Jones U.S. Energy Sector Index (a) ....       69,400      1,892,538
iShares S&P North American Natural
   Resources Index (a) ............................       31,800        817,260
PowerShares Dynamic Biotechnology & Genome (a) (b)        36,900        475,641
PowerShares Dynamic Food & Beverage (a) ...........       78,000        996,060
PowerShares Dynamic Pharmaceuticals (a) ...........       40,100        560,197
SPDR Gold Trust (a) (b) ...........................        5,300        462,531
                                                                   ------------
                                                                      9,063,254
                                                                   ------------
LARGE-CAP FUNDS -- 12.0%
American Funds AMCAP - Class A (b) ................      169,502      2,203,520
iShares Russell 1000 Growth Index (a) .............       19,600        757,344
iShares Russell 1000 Value Index (a) ..............       20,300        913,703
iShares S&P 500 Index (a) .........................       33,400      2,930,182
                                                                   ------------
                                                                      6,804,749
                                                                   ------------
WORLDWIDE BOND FUNDS -- 9.5%
Loomis Sayles Global Bond - Institutional Class ...       85,455      1,153,645
Templeton Global Bond - Class A ...................      362,607      4,217,122
                                                                   ------------
                                                                      5,370,767
                                                                   ------------
INTERNATIONAL FUNDS -- 9.3%
First Eagle Global - Class A ......................      114,262      3,737,496
iShares MSCI EAFE Index (a) .......................       36,800      1,542,656
                                                                   ------------
                                                                      5,280,152
                                                                   ------------
CORPORATE BOND FUNDS -- 8.1%
Loomis Sayles Bond - Institutional Class ..........      426,245      4,594,916
                                                                   ------------

HIGH QUALITY BOND FUNDS -- 6.5%
Calvert Social Investment - Class I ...............       70,661        999,149
Dodge & Cox Income ................................      223,398      2,689,708
                                                                   ------------
                                                                      3,688,857
                                                                   ------------
MID-CAP FUNDS -- 5.1%
iShares S&P MidCap 400 Value Index (a) ............        9,000        458,820
S&P MidCap 400 Depositary Receipts (a) ............       23,580      2,399,029
                                                                   ------------
                                                                      2,857,849
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
INVESTMENT COMPANIES -- 93.2% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
SMALL-CAP FUNDS -- 4.2%
iShares S&P SmallCap 600 Growth Index (a) .........       30,800   $  1,364,440
iShares S&P SmallCap 600 Value Index (a) ..........       21,300        985,338
                                                                   ------------
                                                                      2,349,778
                                                                   ------------
HIGH YIELD BOND FUNDS -- 3.2%
Loomis Sayles Institutional High Income ...........      310,478      1,791,457
                                                                   ------------

CONVERTIBLE BOND FUNDS -- 2.4%
Davis Appreciation & Income - Class A .............       74,646      1,332,439
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $57,453,207) .....                $ 52,616,843
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 6.9%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.30% (c) (Cost $3,866,618) .............    3,866,618   $  3,866,618
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
   (Cost $61,319,825) .............................                $ 56,483,461

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...                     (47,377)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 56,436,084
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 88.1%                            SHARES        VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 43.9%
Biotech HOLDRs Trust (a) ..........................        3,200   $    283,584
Consumer Staples Select Sector SPDR (a) ...........       12,300        270,600
iShares Dow Jones U.S. Energy Sector Index (a) ....       13,200        359,964
iShares MSCI Emerging Markets Index (a) ...........       21,600        618,840
iShares S&P North American
   Natural Resources Index (a) ....................       24,900        639,930
PowerShares DB U.S. Dollar Index Bullish (a) (b) ..       10,000        253,400
PowerShares Dynamic Biotechnology & Genome (a) (b)        26,500        341,585
PowerShares Dynamic Food & Beverage (a) ...........       35,000        446,950
PowerShares Dynamic Pharmaceuticals (a) ...........       29,500        412,115
SPDR Gold Trust (a) (b) ...........................        1,000         87,270
Technology Select Sector SPDR (a) .................       42,800        738,300
                                                                   ------------
                                                                      4,452,538
                                                                   ------------
LARGE-CAP FUNDS -- 27.6%
iShares S&P 500 Growth Index (a) ..................       39,400      1,787,578
iShares S&P 500 Value Index (a) ...................       16,500        685,410
Vanguard Growth ETF (a) ...........................        8,000        328,640
                                                                   ------------
                                                                      2,801,628
                                                                   ------------
MID-CAP FUNDS -- 9.4%
S&P MidCap 400 Depositary Receipts (a) ............        9,402        956,560
                                                                   ------------

SMALL-CAP FUNDS -- 7.2%
iShares S&P SmallCap 600 Growth Index (a) .........       12,000        531,600
iShares S&P SmallCap 600 Value Index (a) ..........        4,400        203,544
                                                                   ------------
                                                                        735,144
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $10,238,399) .....                $  8,945,870
                                                                   ------------

===============================================================================
MONEY MARKET FUNDS -- 11.9%                               SHARES       VALUE
-------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.30% (c) (Cost $1,212,986) .............    1,212,986   $  1,212,986
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.0%
   (Cost $11,451,385) .............................                $ 10,158,856

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0% .....                      (4,677)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 10,154,179
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 95.1%                             SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 25.9%
Franklin Mutual European - Class A ................      106,710   $  1,782,051
iShares MSCI France Index (a) .....................       10,000        191,500
iShares MSCI Germany Index (a) ....................      227,200      3,928,288
iShares MSCI Spain Index (a) ......................       37,200      1,291,584
iShares MSCI Sweden Index (a) .....................       58,000        999,920
iShares MSCI Switzerland Index (a) ................      147,300      2,389,206
iShares MSCI United Kingdom Index (a) .............      244,146      2,863,832
Ivy European Opportunities - Class A ..............      115,423      1,925,254
Vanguard European Stock ETF (a) ...................       74,200      2,678,620
                                                                   ------------
                                                                     18,050,255
                                                                   ------------
AMERICAS FUNDS -- 24.8%
Fidelity Canada ...................................      120,676      4,381,739
iShares MSCI Canada Index (a) .....................      126,000      2,361,240
iShares MSCI Mexico Index (a) .....................       59,800      1,868,152
iShares S&P Latin America 40 Index (a) ............      154,600      4,610,172
PowerShares DB U.S. Dollar Index Bullish (a) (b) ..      161,300      4,087,342
                                                                   ------------
                                                                     17,308,645
                                                                   ------------
DIVERSIFIED FUNDS -- 22.5%
iShares MSCI EAFE Growth Index (a) ................       45,500      1,896,440
iShares MSCI EAFE Index (a) .......................       67,800      2,842,176
iShares MSCI EAFE Value Index (a) .................       51,000      1,971,660
iShares S&P Global Energy Sector Index (a) ........       92,400      2,614,920
iShares S&P Global Infrastructure Index (a) .......       36,600        947,940
iShares S&P Global Materials Index (a) ............       26,700      1,126,473
Janus Overseas ....................................       77,329      2,295,133
MainStay International Equity - Class A ...........      204,290      1,985,700
                                                                   ------------
                                                                     15,680,442
                                                                   ------------
ASIA/PACIFIC FUNDS -- 16.9%
Fidelity Japan ....................................      197,238      1,710,056
iShares FTSE/Xinhua China 25 Index (a) ............      111,300      3,559,374
iShares MSCI Australia Index (a) ..................      138,100      2,028,689
iShares MSCI Japan Index (a) ......................      143,800      1,223,738
iShares MSCI Pacific ex-Japan Index (a) ...........       64,800      1,799,496
Matthews Pacific Tiger - Class I ..................      119,303      1,498,451
                                                                   ------------
                                                                     11,819,804
                                                                   ------------
EMERGING MARKET FUNDS -- 5.0%
iShares MSCI Emerging Markets Index (a) ...........       64,000      1,833,600
Vanguard Emerging Markets Stock Index (a) .........       61,000      1,687,870
                                                                   ------------
                                                                      3,521,470
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $71,454,653) .....                $ 66,380,616
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 4.9%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.30% (c) (Cost $3,381,130) .............    3,381,130   $  3,381,130
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.0%
   (Cost $74,835,783) .............................                $ 69,761,746

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .....                      30,929
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 69,792,675
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.4%                             SHARES       VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 17.5%
CGM Focus .........................................       73,275   $  1,815,745
Diamond Hill Long-Short - Class I .................      259,063      3,525,848
Federated Prudent Bear - Class A (b) ..............      349,990      2,288,934
Hussman Strategic Growth ..........................      456,597      6,095,576
Nakoma Absolute Return (b) ........................       89,969      1,892,038
Schwab Hedged Equity - Select Shares ..............      264,896      3,184,052
TFS Market Neutral (b) ............................      142,038      1,933,141
Vanguard Market Neutral - Investor Shares .........      178,471      1,774,003
                                                                   ------------
                                                                     22,509,337
                                                                   ------------
ASSET ALLOCATION FUNDS -- 13.7%
Berwyn Income .....................................      179,899      1,933,911
FPA Crescent - Class I ............................      226,304      4,627,907
Greenspring .......................................      158,202      3,255,797
Leuthold Core Investment ..........................      341,058      4,409,877
Oakmark Equity & Income - Class I .................      160,696      3,454,960
                                                                   ------------
                                                                     17,682,452
                                                                   ------------
GLOBAL MACRO FUNDS -- 13.1%
BlackRock Global Allocation - Class A .............      288,928      4,270,361
First Eagle Global - Class A ......................      200,869      6,570,409
Franklin Mutual Discovery - Class Z ...............      136,003      3,149,830
Ivy Asset Strategy - Class A ......................      156,345      2,940,856
                                                                   ------------
                                                                     16,931,456
                                                                   ------------
MERGER ARBITRAGE FUNDS -- 12.1%
Arbitrage - Class R (b) ...........................      399,426      4,908,949
Gabelli ABC .......................................      292,889      2,759,016
Gabelli Global Deal (c) ...........................      165,774      2,113,618
Merger ............................................      392,223      5,797,059
                                                                   ------------
                                                                     15,578,642
                                                                   ------------
NATURAL RESOURCES FUNDS -- 8.6%
BlackRock Real Asset Equity (c) ...................      105,000        823,200
Goldman Sachs Commodity Strategy
   - Institutional Shares .........................      352,280      1,740,262
Permanent Portfolio ...............................       20,224        665,373
PIMCO Commodity Real Return Strategy - Class A ....      248,859      1,567,813
PowerShares Water Resources Portfolio (a) .........      163,000      2,285,260
RS Global Natural Resources - Class A .............       38,866        830,563
SPDR Gold Trust (a) (b) ...........................       18,000      1,570,860
T. Rowe Price New Era .............................        9,618        304,218
Vanguard Precious Metals & Minerals
   - Investor Shares ..............................       96,012      1,274,085
                                                                   ------------
                                                                     11,061,634
                                                                   ------------
HIGH YIELD/FIXED INCOME FUNDS -- 8.6%
Eaton Vance National Municipal - Class I ..........      291,451      2,503,566
Loomis Sayles Institutional High Income ...........      569,260      3,284,630
Nuveen Multi-Strategy Income & Growth 2 (c) .......      230,000      1,021,200
Oppenheimer International Bond - Class A ..........      257,154      1,473,493
Principal High Yield - Class A ....................      138,454        905,491
Western Asset Emerging Markets Debt (c) ...........      143,600      1,863,928
                                                                   ------------
                                                                     11,052,308
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
INVESTMENT COMPANIES -- 93.4% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 5.7%
Eaton Vance Tax-Managed Diversified Equity Income (c)     80,000   $    855,200
Gateway - Class A .................................      236,631      5,522,956
Nuveen Equity Premium Income (c) ..................       88,000        903,760
                                                                   ------------
                                                                      7,281,916
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.5%
Fairholme .........................................      152,724      3,495,852
Franklin Mutual Beacon - Class Z ..................      170,558      1,581,076
Third Avenue Value ................................       57,821      2,016,225
                                                                   ------------
                                                                      7,093,153
                                                                   ------------
REAL ESTATE FUNDS -- 4.6%
Cohen & Steers International Realty - Class I .....       74,665        594,333
ING Global Real Estate - Class I ..................      150,822      1,606,252
JPMorgan U.S. Real Estate - Class A ...............      173,084      1,471,210
Third Avenue Real Estate Value ....................      154,939      2,311,697
                                                                   ------------
                                                                      5,983,492
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.0%
Calamos Market Neutral Income - Class A ...........      489,372      5,109,039
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $139,482,686) ....                $120,283,429
                                                                   ------------

================================================================================
STRUCTURED NOTES -- 4.4%                               PAR VALUE       VALUE
--------------------------------------------------------------------------------
Credit Suisse, Buffered Accelerated Return Equity
   Security Linked Note, due 03/29/2010 ...........   $1,500,000   $  1,598,850
Credit Suisse, Buffered Accelerated Return Equity
   Security Linked Note, due 05/05/2011 ...........    1,250,000      1,250,000
Credit Suisse, Callable Yield Note, 17%,
   due 02/26/2010 .................................    1,200,000      1,218,960
Deutsche Bank, Buffered Barrier Rebate Securities
   Linked Note, due 06/30/2010 ....................    1,200,000      1,217,880
Deutsche Bank, Buffered Underlying Security
   Linked Note, due 09/28/2009 ....................      700,000        379,120
                                                                   ------------

TOTAL STRUCTURED NOTES (Cost $5,850,000) ..........                $  5,664,810
                                                                   ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 3.2%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.30% (d) (Cost $4,127,950) .............    4,127,950   $  4,127,950
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 101.0%
   (Cost $149,460,636) ............................                $130,076,189

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%) ...                  (1,343,816)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $128,732,373
                                                                   ============

(a)   Exchange-traded fund.

(b)   Non-income producing security.

(c)   Closed-end fund.

(d) Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2009.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
=================================================================================================================================
                                                                                                                     NEW CENTURY
                                                     NEW CENTURY     NEW CENTURY      NEW CENTURY    NEW CENTURY     ALTERNATIVE
                                                       CAPITAL         BALANCED      OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost ........................   $ 77,399,423    $ 61,319,825    $ 11,451,385    $ 74,835,783    $149,460,636
                                                     ============    ============    ============    ============    ============
      At value (Note 1A) .........................   $ 73,714,237    $ 56,483,461    $ 10,158,856    $ 69,761,746    $130,076,189
   Dividends and interest receivable .............          1,242             582             299           1,159          62,953
   Receivable for capital shares sold ............          8,992           1,975           1,044          85,075          48,406
   Other assets ..................................          9,710           8,127           2,630           9,176          16,577
                                                     ------------    ------------    ------------    ------------    ------------
      TOTAL ASSETS ...............................     73,734,181      56,494,145      10,162,829      69,857,156     130,204,125
                                                     ------------    ------------    ------------    ------------    ------------

LIABILITIES
   Payable to Advisor (Note 2) ...................         60,778          46,787           2,075          58,174          80,760
   Payable to Distributor (Note 3) ...............         12,302          10,200             762           4,529           6,627
   Payable for investment
      securities purchased .......................             --              --              --              --       1,274,641
   Payable for capital shares redeemed ...........             --              --              --              --         109,724
   Other accrued expenses and liabilities ........          3,419           1,074           5,813           1,778              --
                                                     ------------    ------------    ------------    ------------    ------------
      TOTAL LIABILITIES ..........................         76,499          58,061           8,650          64,481       1,471,752
                                                     ------------    ------------    ------------    ------------    ------------

NET ASSETS .......................................   $ 73,657,682    $ 56,436,084    $ 10,154,179    $ 69,792,675    $128,732,373
                                                     ============    ============    ============    ============    ============

Net assets consist of:
   Paid-in capital ...............................   $ 87,702,811    $ 65,144,874    $ 13,793,058    $ 84,017,992    $156,352,692
   Accumulated undistributed net
      investment income ..........................        306,928          80,194          22,643         286,892         344,875
   Accumulated net realized
      losses on investments ......................    (10,666,871)     (3,952,620)     (2,368,993)     (9,438,172)     (8,580,747)
   Net unrealized depreciation
      on investments .............................     (3,685,186)     (4,836,364)     (1,292,529)     (5,074,037)    (19,384,447)
                                                     ------------    ------------    ------------    ------------    ------------
Net assets .......................................   $ 73,657,682    $ 56,436,084    $ 10,154,179    $ 69,792,675    $128,732,373
                                                     ============    ============    ============    ============    ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) .................................      6,535,908       5,362,516       1,484,569       7,011,861      13,149,214
                                                     ============    ============    ============    ============    ============

Net asset value, offering price and
   redemption price per share (a) ................   $      11.27    $      10.52    $       6.84    $       9.95    $       9.79
                                                     ============    ============    ============    ============    ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
==================================================================================================================================
                                                                                                                     NEW CENTURY
                                                     NEW CENTURY     NEW CENTURY      NEW CENTURY    NEW CENTURY     ALTERNATIVE
                                                       CAPITAL         BALANCED      OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .....................................   $    826,376    $  1,411,570    $     94,304    $  1,299,570    $  2,108,930
   Interest ......................................             --              --              --              --         140,545
                                                     ------------    ------------    ------------    ------------    ------------
      Total income ...............................        826,376       1,411,570          94,304       1,299,570       2,249,475
                                                     ------------    ------------    ------------    ------------    ------------

EXPENSES
   Investment advisory fees (Note 2) .............        361,390         281,325          47,991         336,174         472,630
   Distribution costs (Note 3) ...................         65,050          56,265          11,038          67,235          68,750
   Accounting fees ...............................         18,643          17,904          15,490          18,368          21,252
   Administration fees (Note 2) ..................         14,860          12,317           4,655          14,190          23,599
   Legal and audit fees ..........................         14,322          11,844           4,746          13,586          22,681
   Transfer agent fees ...........................         10,500          10,500          10,500          10,500          10,402
   Trustees' fees and expenses (Note 2) ..........          9,940           7,773           1,370           9,259          17,653
   Custody fees ..................................          6,294           5,364           1,576           5,552           9,495
   Insurance expense .............................          4,520           3,058             578           4,664           5,931
   Other expenses ................................          2,541             479           4,680              --              --
                                                     ------------    ------------    ------------    ------------    ------------
      Total expenses .............................        508,060         406,829         102,624         479,528         652,393
   Less fees waived by the Advisor (Note 2) ......             --              --         (30,638)             --              --
                                                     ------------    ------------    ------------    ------------    ------------
      Net expenses ...............................        508,060         406,829          71,986         479,528         652,393
                                                     ------------    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME ............................        318,316       1,004,741          22,318         820,042       1,597,082
                                                     ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains (losses) on investments ....       (954,444)       (149,861)         20,243      (2,150,850)     (9,071,387)
   Capital gain distributions from regulated
      investment companies .......................        456,941         434,303              --         631,323       3,562,813
   Net change in unrealized appreciation
      (depreciation) on investments ..............     (3,983,188)       (697,885)       (421,676)         47,018       2,438,862
                                                     ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
   LOSSES ON INVESTMENTS .........................     (4,480,691)       (413,443)       (401,433)     (1,472,509)     (3,069,712)
                                                     ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS ........................   $ (4,162,375)   $    591,298    $   (379,115)   $   (652,467)   $ (1,472,630)
                                                     ============    ============    ============    ============    ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================
                                                              NEW CENTURY                   NEW CENTURY
                                                           CAPITAL PORTFOLIO            BALANCED PORTFOLIO
                                                    --------------------------------------------------------------
                                                      SIX MONTHS         YEAR        SIX MONTHS           YEAR
                                                         ENDED          ENDED           ENDED            ENDED
                                                    APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009     OCTOBER 31,
                                                      (UNAUDITED)        2008        (UNAUDITED)          2008
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .........................   $    318,316    $     99,564    $  1,004,741    $  1,423,100
   Net realized losses from security transactions        (954,444)    (13,968,157)       (149,861)     (5,827,215)
   Capital gain distributions from regulated
      investment companies .......................        456,941       4,895,351         434,303       1,970,480
   Net change in unrealized appreciation
      (depreciation) on investments ..............     (3,983,188)    (47,999,307)       (697,885)    (24,432,963)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from operations ...............................     (4,162,375)    (56,972,549)        591,298     (26,866,598)
                                                     ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) ..........       (208,624)       (998,890)     (1,229,934)     (1,727,951)
   From net realized gains on security
      transactions (Note 1E) .....................             --      (5,981,681)             --      (4,963,213)
                                                     ------------    ------------    ------------    ------------
Decrease in net assets from
   distributions to shareholders .................       (208,624)     (6,980,571)     (1,229,934)     (6,691,164)
                                                     ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .....................      2,549,870       5,466,809         847,145       1,980,783
   Proceeds from redemption
      fees collected (Note 1B) ...................            256              93              --              43
   Net asset value of shares issued
      in reinvestment of distributions
      to shareholders ............................        197,220       6,680,167       1,183,887       6,441,127
   Payments for shares redeemed. .................     (8,837,224)     (8,303,148)     (7,379,753)     (7,492,684)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ....................     (6,089,878)      3,843,921      (5,348,721)        929,269
                                                     ------------    ------------    ------------    ------------

TOTAL DECREASE IN NET ASSETS .....................    (10,460,877)    (60,109,199)     (5,987,357)    (32,628,493)

NET ASSETS
   Beginning of period ...........................     84,118,559     144,227,758      62,423,441      95,051,934
                                                     ------------    ------------    ------------    ------------
   End of period .................................   $ 73,657,682    $ 84,118,559    $ 56,436,084    $ 62,423,441
                                                     ============    ============    ============    ============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME .............................   $    306,928    $    191,871    $     80,194    $    281,588
                                                     ============    ============    ============    ============

CAPITAL SHARE ACTIVITY
   Sold ..........................................        241,892         345,411          82,143         144,570
   Reinvested ....................................         17,453         359,535         112,859         444,216
   Redeemed ......................................       (878,232)       (525,669)       (754,152)       (561,016)
                                                     ------------    ------------    ------------    ------------
   Net increase (decrease) in shares outstanding .       (618,887)        179,277        (559,150)         27,770
   Shares outstanding, beginning of period .......      7,154,795       6,975,518       5,921,666       5,893,896
                                                     ------------    ------------    ------------    ------------
   Shares outstanding, end of period .............      6,535,908       7,154,795       5,362,516       5,921,666
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================
                                                              NEW CENTURY                    NEW CENTURY
                                                       OPPORTUNISITIC PORTFOLIO        INTERNATIONAL PORTFOLIO
                                                    --------------------------------------------------------------
                                                      SIX MONTHS         YEAR        SIX MONTHS           YEAR
                                                         ENDED          ENDED           ENDED            ENDED
                                                    APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009     OCTOBER 31,
                                                      (UNAUDITED)        2008        (UNAUDITED)          2008
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss). .................   $     22,318    $    (87,741)   $    820,042    $  2,065,042
   Net realized gains (losses) from
      security transactions ......................         20,243      (2,629,023)     (2,150,850)    (12,761,412)
   Capital gain distributions from regulated
      investment companies .......................             --         409,448         631,323       5,535,179
   Net change in unrealized appreciation
      (depreciation) on investments ..............       (421,676)     (4,068,236)         47,018     (66,231,378)
                                                     ------------    ------------    ------------    ------------
Net decrease in net assets from operations .......       (379,115)     (6,375,552)       (652,467)    (71,392,569)
                                                     ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) ..........             --         (65,157)       (835,144)     (2,455,459)
   From net realized gains on security
      transactions (Note 1E) .....................             --        (464,131)             --      (3,446,048)
                                                     ------------    ------------    ------------    ------------
Decrease in net assets from
   distributions to shareholders .................             --        (529,288)       (835,144)     (5,901,507)
                                                     ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .....................      1,022,007       2,921,340       2,845,143      15,672,710
   Proceeds from redemption
      fees collected (Note 1B) ...................            274              29           1,366           1,655
   Net asset value of shares issued
      in reinvestment of distributions
      to shareholders ............................             --         529,288         568,685       4,112,509
   Payments for shares redeemed ..................     (1,075,560)       (894,407)     (8,369,256)    (13,674,851)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ...............        (53,279)      2,556,250      (4,954,062)      6,112,023
                                                     ------------    ------------    ------------    ------------

TOTAL DECREASE IN NET ASSETS .....................       (432,394)     (4,348,590)     (6,441,673)    (71,182,053)

NET ASSETS
   Beginning of period ...........................     10,586,573      14,935,163      76,234,348     147,416,401
                                                     ------------    ------------    ------------    ------------
   End of period .................................   $ 10,154,179    $ 10,586,573    $ 69,792,675    $ 76,234,348
                                                     ============    ============    ============    ============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME .............................   $     22,643    $        325    $    286,892    $    289,020
                                                     ============    ============    ============    ============

CAPITAL SHARE ACTIVITY
   Sold ..........................................        155,060         281,392         310,252         968,648
   Reinvested ....................................             --          48,470          57,385         231,040
   Redeemed ......................................       (166,140)       (102,198)       (917,039)       (985,571)
                                                     ------------    ------------    ------------    ------------
   Net increase (decrease) in shares outstanding .        (11,080)        227,664        (549,402)        214,117
   Shares outstanding, beginning of period .......      1,495,649       1,267,985       7,561,263       7,347,146
                                                     ------------    ------------    ------------    ------------
   Shares outstanding, end of period .............      1,484,569       1,495,649       7,011,861       7,561,263
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     NEW CENTURY ALTERNATIVE
                                                       STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                                    SIX MONTHS         YEAR
                                                       ENDED          ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ........................  $  1,597,082    $  2,087,513
   Net realized losses from security transactions    (9,071,387)     (4,079,115)
   Capital gain distributions from
      regulated investment companies ............     3,562,813       5,212,537
   Net change in unrealized appreciation
      (depreciation) on investments .............     2,438,862     (43,649,109)
                                                   ------------    ------------
Net decrease in net assets from operations ......    (1,472,630)    (40,428,174)
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E) .........    (4,198,238)     (3,290,139)
   From net realized gains on security
      transactions (Note 1E) ....................            --      (2,850,232)
                                                   ------------    ------------
Decrease in net assets from distributions
   to shareholders ..............................    (4,198,238)     (6,140,371)
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................    21,864,636      66,371,741
   Proceeds from redemption fees
      collected (Note 1B) .......................         5,262          20,136
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ...........................     4,137,046       6,072,156
   Payments for shares redeemed .................   (28,602,279)    (17,013,854)
                                                   ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ..............    (2,595,335)     55,450,179
                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........    (8,266,203)      8,881,634

NET ASSETS
   Beginning of period ..........................   136,998,576     128,116,942
                                                   ------------    ------------
   End of period ................................  $128,732,373    $136,998,576
                                                   ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ........................  $    344,875    $  1,308,842
                                                   ============    ============

CAPITAL SHARE ACTIVITY
   Sold .........................................     2,298,056       5,294,506
   Reinvested ...................................       427,823         469,255
   Redeemed .....................................    (3,086,896)     (1,450,613)
                                                   ------------    ------------
   Net increase (decrease) in shares outstanding       (361,017)      4,313,148
   Shares outstanding, beginning of period ......    13,510,231       9,197,083
                                                   ------------    ------------
   Shares outstanding, end of period ............    13,149,214      13,510,231
                                                   ============    ============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS
                                                     ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2009  ------------------------------------------------------------------
                                                  (UNAUDITED)      2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ......    $    11.76    $    20.68    $    17.23    $    15.04    $    13.38    $    12.36
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Income (loss) from investment operations:
      Net investment income (loss) ...........          0.05          0.02         (0.06)        (0.08)        (0.09)        (0.12)
      Net realized and unrealized gains
         (losses) on investments .............         (0.51)        (7.94)         3.51          2.27          1.75          1.14
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ..........         (0.46)        (7.92)         3.45          2.19          1.66          1.02
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Less distributions:
      Distributions from net
         investment income ...................         (0.03)        (0.14)           --            --            --            --
      Distributions from net realized gains ..            --         (0.86)           --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions .......................         (0.03)        (1.00)           --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Proceeds from redemption fees collected ...          0.00(a)       0.00(a)       0.00(a)         --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Net asset value, end of period ............    $    11.27    $    11.76    $    20.68    $    17.23    $    15.04    $    13.38
                                                  ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b) .............................        (3.91%)(c)   (40.06%)       20.02%        14.56%        12.41%         8.25%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .........    $   73,658    $   84,119    $  144,228    $  123,888    $  110,578    $  103,260
                                                  ==========    ==========    ==========    ==========    ==========    ==========

   Ratio of expenses to average net assets (d)         1.41%(f)      1.29%         1.25%         1.27%         1.35%         1.41%

   Ratio of net investment income (loss)
      to average net assets (e) ..............         0.88%(f)      0.08%        (0.32%)       (0.47%)       (0.57%)       (0.91%)

   Portfolio turnover ........................            4%(c)        27%           21%           12%           13%           48%


(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
=================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                                 SIX MONTHS
                                                    ENDED                             YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2009  ------------------------------------------------------------------
                                                 (UNAUDITED)      2008          2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ......   $    10.54    $    16.13    $    14.57    $    13.15    $    12.30    $    11.52
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Income (loss) from investment operations:
      Net investment income ..................         0.18          0.25          0.19          0.17          0.15          0.11
      Net realized and unrealized gains
         (losses) on investments .............         0.02         (4.69)         1.56          1.44          0.89          0.78
                                                 ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ..........         0.20         (4.44)         1.75          1.61          1.04          0.89
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Less distributions:
      Distributions from net
         investment income ...................        (0.22)        (0.30)        (0.19)        (0.19)        (0.19)        (0.11)
      Distributions from net realized gains ..           --         (0.85)           --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions .......................        (0.22)        (1.15)        (0.19)        (0.19)        (0.19)        (0.11)
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Proceeds from redemption fees collected ...           --          0.00(a)       0.00(a)         --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------

   Net asset value, end of period ............   $    10.52    $    10.54    $    16.13    $    14.57    $    13.15    $    12.30
                                                 ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b) .............................        1.91%(c)    (29.46%)       12.09%        12.37%         8.51%         7.75%
                                                 ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .........   $   56,436    $   62,423    $   95,052    $   85,799    $   77,128    $   74,327
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   Ratio of expenses to average net assets(f) .       1.45%(e)      1.38%         1.35%         1.38%         1.38%         1.42%(d)

   Ratio of net investment income
      to average net assets (g) ..............        3.57%(e)      1.71%         1.21%         1.20%         1.12%         0.88%(d)

   Portfolio turnover ........................          10%(c)        22%           28%           22%           21%           44%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(e)   Annualized.

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS
                                                     ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2009  ------------------------------------------------------------------
                                                  (UNAUDITED)      2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ......    $     7.08    $    11.78    $     9.45    $     8.72    $     7.30    $     6.95
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Income (loss) from investment operations:
      Net investment income (loss) ...........          0.02         (0.05)        (0.05)        (0.08)        (0.06)        (0.07)
      Net realized and unrealized gains
         (losses) on investments .............         (0.26)        (4.26)         2.38          0.81          1.48          0.42
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ..........         (0.24)        (4.31)         2.33          0.73          1.42          0.35
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Less distributions:
      Distributions from net
         investment income ...................            --         (0.05)           --            --            --            --
      Distributions from net realized gains ..            --         (0.34)           --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions .......................            --         (0.39)           --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Proceeds from redemption fees collected ...          0.00(a)       0.00(a)         --            --            --            --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Net asset value, end of period ............    $     6.84    $     7.08    $    11.78    $     9.45    $     8.72    $     7.30
                                                  ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b) .............................        (3.39%)(c)   (37.74%)       24.66%         8.37%        19.45%         5.04%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .........    $   10,154    $   10,587    $   14,935    $   11,949    $    6,891    $    5,512
                                                  ==========    ==========    ==========    ==========    ==========    ==========

   Ratios of expenses to average net assets:
      Before expense reimbursement
         and waived fees (d) .................         2.14%(f)      1.79%         1.88%         2.00%         2.56%         2.71%
      After expense reimbursement
         and waived fees (d) .................         1.50%(f)      1.50%         1.50%         1.50%         1.50%         1.50%

   Ratios of net investment income (loss)
      to average net assets:
      Before expense reimbursement
         and waived fees (e) .................        (0.17%)(f)    (0.89%)       (0.88%)       (1.39%)       (1.80%)       (2.27%)
      After expense reimbursement
         and waived fees (e) .................         0.47%(f)     (0.60%)       (0.50%)       (0.89%)       (0.74%)       (1.06%)

   Portfolio turnover ........................            6%(c)        56%           47%           49%           19%           68%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS
                                                     ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2009  ------------------------------------------------------------------
                                                  (UNAUDITED)      2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ......    $    10.08    $    20.06    $    15.06    $    12.12    $    10.07    $     8.68
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Income (loss) from investment operations:
      Net investment income (loss) ...........          0.12          0.28          0.03         (0.06)        (0.06)        (0.05)
      Net realized and unrealized gains
         (losses) on investments .............         (0.13)        (9.47)         5.61          3.12          2.42          1.44
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ..........         (0.01)        (9.19)         5.64          3.06          2.36          1.39
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Less distributions:
      Distributions from net
         investment income ...................         (0.12)        (0.33)        (0.06)           --            --            --
      Distributions from net realized gains ..            --         (0.46)        (0.58)        (0.12)        (0.31)           --
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions .......................         (0.12)        (0.79)        (0.64)        (0.12)        (0.31)           --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Proceeds from redemption fees collected ...          0.00(a)       0.00(a)       0.00(a)       0.00(a)       0.00(a)         --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Net asset value, end of period ............    $     9.95    $    10.08    $    20.06    $    15.06    $    12.12    $    10.07
                                                  ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b) .............................        (0.14%)(c)   (47.52%)       38.62%        25.35%        23.70%        16.01%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .........    $   69,793    $   76,234    $  147,416    $  102,945    $   45,014    $   24,449
                                                  ==========    ==========    ==========    ==========    ==========    ==========

   Ratios of expenses to average net assets:
      Before expense reimbursement
         and waived fees (d) .................         1.43%(f)      1.29%         1.35%         1.50%         1.55%         1.74%
      After expense reimbursement
         and waived fees (d) .................         1.43%(f)      1.29%(g)      1.35%(g)      1.50%(g)      1.50%         1.50%

   Ratios of net investment income (loss)
      to average net assets:
      Before expense reimbursement
         and waived fees (e) .................         2.44%(f)      1.66%         0.11%        (0.46%)       (0.72%)       (0.88%)
      After expense reimbursement
         and waived fees (e) .................         2.44%(f)      1.66%(g)      0.11%(g)     (0.46%)(g)    (0.67%)       (0.64%)

   Portfolio turnover ........................            6%(c)        34%           10%           22%            3%           45%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.28%, 1.32% and 1.41% and the ratios of net investment income (loss) to average net assets would have been 1.68%, 0.14% and (0.37%) for the years ended October 31, 2008, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
====================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================================
                                                  SIX MONTHS
                                                     ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2009  ------------------------------------------------------------------
                                                  (UNAUDITED)      2008          2007          2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period ......    $    10.14    $    13.93    $    13.03    $    11.99    $    11.46    $    10.67
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Income (loss) from investment operations:
      Net investment income ..................          0.12          0.27          0.18          0.21          0.15          0.14
      Net realized and unrealized gains
         (losses) on investments .............         (0.15)        (3.39)         1.34          1.23          0.87          0.83
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations ..........         (0.03)        (3.12)         1.52          1.44          1.02          0.97
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Less distributions:
      Distributions from net
         investment income ...................         (0.32)        (0.36)        (0.32)        (0.33)        (0.24)        (0.18)
      Distributions from net realized gains ..            --         (0.31)        (0.30)        (0.07)        (0.25)           --
                                                  ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions .......................         (0.32)        (0.67)        (0.62)        (0.40)        (0.49)        (0.18)
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Proceeds from redemption fees collected ...          0.00(a)       0.00(a)       0.00(a)         --          0.00(a)         --
                                                  ----------    ----------    ----------    ----------    ----------    ----------

   Net asset value, end of period ............    $     9.79    $    10.14    $    13.93    $    13.03    $    11.99    $    11.46
                                                  ==========    ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (b) .............................        (0.29%)(c)   (23.44%)       12.09%        12.32%         9.12%         9.12%
                                                  ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's) .........    $  128,732    $  136,999    $  128,117    $   97,811    $   76,560    $   51,635
                                                  ==========    ==========    ==========    ==========    ==========    ==========

   Ratios of expenses to average net assets(d)         1.03%(f)      1.00%         1.06%         1.08%         1.06%         1.12%

   Ratios of net investment income
      to average net assets(e) ...............         2.53%(f)      1.46%         1.07%         1.43%         1.06%         1.04%

   Portfolio turnover ........................           17%(c)        17%            8%           12%           11%           11%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)   Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

(1)   SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New
Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.    INVESTMENT VALUATION
      --------------------

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30,  2009,  all of the inputs used to value the  investments  of New
Century  Capital  Portfolio,   New  Century  Balanced  Portfolio,   New  Century
Opportunistic Portfolio and New Century International Portfolio were Level 1.

The following is a summary of the inputs used to value New Century Alternative Strategies Portfolio's investments as of April 30, 2009:

--------------------------------------------------------------------------------
                                                                    NEW CENTURY
                                                                    ALTERNATIVE
                                                                     STRATEGIES
VALUATION INPUTS                                                     PORTFOLIO
--------------------------------------------------------------------------------
Level 1 - Quoted prices ........................................    $124,411,379
Level 2 - Other significant observable inputs ..................       5,664,810
Level 3 - Significant unobservable inputs ......................              --
                                                                    ------------
Total ..........................................................    $130,076,189
                                                                    ============
--------------------------------------------------------------------------------

B.    SHARE VALUATION
      ---------------

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2009 and
October 31, 2008, proceeds from redemption fees totaled $256 and $93, respectively, for New Century Capital Portfolio, $0 and $43, respectively, for New Century Balanced

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

Portfolio, $274 and $29, respectively, for New Century Opportunistic Portfolio, $1,366 and $1,655, respectively, for New Century International Portfolio and $5,262 and $20,136, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees are credited to paid-in capital of the applicable Portfolio.

C.    INVESTMENT TRANSACTIONS
      -----------------------

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.    INCOME RECOGNITION
      ------------------

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.    DISTRIBUTIONS TO SHAREHOLDERS
      -----------------------------

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the periods ended April 30, 2009 and October 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                         ORDINARY     LONG-TERM        TOTAL
            PERIOD ENDED                  INCOME    CAPITAL GAINS  DISTRIBUTIONS
--------------------------------------------------------------------------------
New Century Capital Portfolio
   April 30, 2009 ....................  $  208,624   $       --     $  208,624
   October 31, 2008 ..................  $  998,890   $5,981,681     $6,980,571
New Century Balanced Portfolio
   April 30, 2009 ....................  $1,229,934   $       --     $1,229,934
   October 31, 2008 ..................  $1,727,951   $4,963,213     $6,691,164
New Century Opportunistic Portfolio
   April 30, 2009 ....................  $       --   $       --     $       --
   October 31, 2008 ..................  $   65,157   $  464,131     $  529,288
New Century International Portfolio
   April 30, 2009 ....................  $  835,144   $       --     $  835,144
   October 31, 2008 ..................  $2,455,459   $3,446,048     $5,901,507
New Century Alternative Strategies
   Portfolio
   April 30, 2009 ....................  $4,198,238   $       --     $4,198,238
   October 31, 2008 ..................  $3,290,139   $2,850,232     $6,140,371
--------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

The differences between the book and tax basis of distributions for the periods ended April 30, 2009 and October 31, 2008 are permanent in nature and are primarily due to differing treatments of net short-term gains.

F.    COST OF OPERATIONS
      ------------------

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.    USE OF ESTIMATES
      ----------------

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of ..75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio's proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until October 31, 2009. Accordingly, for the six months ended April 30, 2009, the Advisor waived $30,638 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2009, the Advisor did not recoup any fees waived or other operating expenses absorbed from New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for New Century Capital Portfolio.

As of April 30, 2009, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of New Century Opportunistic Portfolio are $146,470. As of April 30, 2009, the Advisor may recapture a portion of such amounts no later than the dates as stated below:

--------------------------------------------------------------------------------------
                                      October 31,  October 31,  October 31,  April 30,
                                         2009         2010         2011        2012
--------------------------------------------------------------------------------------
New Century Opportunistic Portfolio..  $25,577      $48,660      $41,595      $30,638
--------------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $16,000 annual retainer, paid quarterly, and a per meeting fee of $3,500. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $3,500 special meeting fee if held independent of a regularly scheduled board meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

"interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2009, the Distributor received $65,050, $56,265, $11,038, $67,235 and $68,750 from New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2009, the Distributor also received sales commissions and other compensation of $21,279, $12,080, $189, $3,520 and $78,599 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

(4)   INVESTMENT TRANSACTIONS

For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                                     NEW           NEW           NEW            NEW         CENTURY
                                                   CENTURY       CENTURY       CENTURY        CENTURY     ALTERNATIVE
                                                   CAPITAL      BALANCED    OPPORTUNISTIC  INTERNATIONAL  STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Purchase of investment securities ............   $ 2,743,982   $ 5,160,518   $   516,485    $ 5,219,019   $24,957,294
                                                 ===========   ===========   ===========    ===========   ===========
Proceeds from sales of investment securities..   $ 2,748,535   $ 7,855,200   $   688,729    $ 3,617,363   $21,477,635
                                                 ===========   ===========   ===========    ===========   ===========
---------------------------------------------------------------------------------------------------------------------

(5)   TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the six months ended April 30, 2009, the New Century Alternative Strategies Portfolio reclassified accumulated net realized losses of $39,705 against accumulated undistributed net investment income on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Portfolio's net assets or net asset value per share.

The following information is computed on tax basis for each item as of April 30, 2009:

------------------------------------------------------------------------------------------------------------------------
                                                                                                                NEW
                                            NEW              NEW              NEW              NEW            CENTURY
                                          CENTURY          CENTURY          CENTURY          CENTURY        ALTERNATIVE
                                          CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
   ordinary income ................   $     306,928    $      80,194    $      22,643    $     286,892    $     310,864
Net unrealized depreciation. ......      (3,685,186)      (4,978,490)      (1,308,972)      (5,074,037)     (20,087,051)
Capital loss carryforwards ........     (10,164,003)      (4,071,137)      (2,372,793)      (7,905,671)      (1,409,701)
Other gains (losses) ..............        (502,868)         260,643           20,243       (1,532,501)      (6,434,431)
                                      -------------    -------------    -------------    -------------    -------------
Total accumulated deficit .........   $ (14,045,129)   $  (8,708,790)   $  (3,638,879)   $ (14,225,317)   $ (27,620,319)
                                      =============    =============    =============    =============    =============
------------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of April 30, 2009:

------------------------------------------------------------------------------------------------------------------------
                                                                                                                NEW
                                            NEW              NEW              NEW              NEW            CENTURY
                                          CENTURY          CENTURY          CENTURY          CENTURY        ALTERNATIVE
                                          CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments..   $  77,399,423    $  61,461,951    $  11,467,828    $  74,835,783    $ 150,163,240
                                      =============    =============    =============    =============    =============
Gross unrealized appreciation .....   $   4,183,820    $   1,615,492    $     219,495    $   5,396,185    $   3,952,420
Gross unrealized depreciation .....      (7,869,006)      (6,593,982)      (1,528,467)     (10,470,222)     (24,039,471)
                                      -------------    -------------    -------------    -------------    -------------
Net unrealized depreciation .......   $  (3,685,186)   $  (4,978,490)   $  (1,308,972)   $  (5,074,037)   $ (20,087,051)
                                      =============    =============    =============    =============    =============
------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
================================================================================

United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For New
Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and undistributed net investment income is due to the differing requirements regarding accruing income on certain structured notes for tax purposes.

As of October 31, 2008, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

-------------------------------------------------------------------------------------------------------------------
                                                                                                           NEW
                                       NEW              NEW              NEW              NEW            CENTURY
                                     CENTURY          CENTURY          CENTURY          CENTURY        ALTERNATIVE
                                     CAPITAL          BALANCED      OPPORTUNISTIC    INTERNATIONAL     STRATEGIES
EXPIRES OCTOBER 31,                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
2016........................     $  10,164,003    $   4,071,137    $   2,372,793    $   7,905,671    $   1,409,701
-------------------------------------------------------------------------------------------------------------------

FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2006 through October 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

(6)   CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2008) and held for the entire period (April 30, 2009).

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios' proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                November 1, 2008  April 30, 2009  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $  960.90        $6.86
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,017.80        $7.05
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                November 1, 2008  April 30, 2009  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,019.10        $7.26
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,017.60        $7.25
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY OPPORTUNISTIC PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                November 1, 2008  April 30, 2009  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $  966.10        $7.31
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,017.36        $7.50
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                November 1, 2008  April 30, 2009  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $  998.60        $7.09
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,017.70        $7.15
--------------------------------------------------------------------------------
* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.43% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                November 1, 2008  April 30, 2009  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $  997.10        $5.10
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00        $1,019.69        $5.16
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.03% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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



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

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenberg Traurig, LLP
                                Philadelphia, PA

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  New Century Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date           July 2, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date          July 2, 2009
         -------------------------

By (Signature and Title)*           /s/ Nicole M. Tremblay
                              --------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          July 2, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.